Debt (Tables)	3 Months Ended
Oct. 31, 2014
Debt [Abstract]
Schedule Of Long-term Debt

	October 31	July 31
	2014	2014
Notes payable principal	$9,050	$4,050
Less current maturities	(605)	(675)
Notes payable - non-current	$8,445	$3,375

Schedule Of Minimum Principal Payments

	SVB Term Note	TCS Note	Total Notes Payable
2015	$454	$—	$454
2016	605	750	1,355
2017	832	1,000	1,832
2018	1,134	1,000	2,134
2019	1,210	250	1,460
2020	1,815	—	1,815
	$6,050	$3,000	$9,050